Long-term Debt - Loan Movements (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Feb. 13, 2015	Jul. 12, 2013
Debt Instrument [Line Items]
December 31, 2015	$ 4,410,974
Repayments/ Repurchase of senior notes	(461,735)
December 31, 2016	$ 3,949,239
$800 million Senior Secured Notes
Debt Instrument [Line Items]
Loan Agreement Date	Sep. 20, 2012
Original Amount	$ 800,000
December 31, 2015	607,742
Repayments/ Repurchase of senior notes	(148,019)
December 31, 2016	$ 459,723
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 12, 2013
Original Amount	$ 1,900,000		$ 1,800,000
December 31, 2015	1,857,250
Repayments/ Repurchase of senior notes	(19,000)
December 31, 2016	$ 1,838,250
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 25, 2014
Original Amount	$ 1,300,000
December 31, 2015	1,283,750
Repayments/ Repurchase of senior notes	(13,000)
December 31, 2016	$ 1,270,750
$500 million Senior Unsecured Notes
Debt Instrument [Line Items]
Loan Agreement Date	Mar. 26, 2014
Original Amount	$ 500,000
December 31, 2015	229,411
Repayments/ Repurchase of senior notes	(98,437)
December 31, 2016	$ 130,974
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Feb. 13, 2015
Original Amount	$ 462,000	$ 475,000
December 31, 2015	432,821
Repayments/ Repurchase of senior notes	(183,279)
December 31, 2016	$ 249,542